S

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 30.7%
2,094	Avantis U.S. Small Cap Value ETF	$ 208,416
2,972	Invesco S&P SmallCap Momentum ETF	218,650
1,491	iShares Russell Mid-Cap Growth ETF	212,333
10,984	JPMorgan Hedged Equity Laddered Overlay ETF	713,960
19,522	Schwab U.S. Large-Cap Growth ETF	622,947
31,822	Schwab U.S. Large-Cap Value ETF	926,338
2,260	WisdomTree U.S. Value Fund	205,683
		3,108,327
	FIXED INCOME - 68.1%
27,695	Invesco Total Return Bond ETF	1,315,789
23,916	PIMCO Active Bond ETF	2,232,559
37,866	SPDR Doubleline Total Return Tactical ETF	1,536,224
23,302	Vanguard Intermediate-Term Bond ETF	1,819,653
		6,904,225

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,633,546)	10,012,552

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
122,447	First American Government Obligations Fund, Class X, 4.04% (Cost $122,447)(a)	122,447

	TOTAL INVESTMENTS - 100.0% (Cost $9,755,993)	$ 10,134,999
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	4,592
	NET ASSETS - 100.0%	$ 10,139,591

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30, 2025.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 50.0%
24,234	Avantis U.S. Small Cap Value ETF	$ 2,412,010
17,427	Invesco S&P SmallCap Momentum ETF	1,282,104
12,768	iShares Russell Mid-Cap Growth ETF	1,818,291
84,696	JPMorgan Hedged Equity Laddered Overlay ETF	5,505,240
244,610	Schwab U.S. Large-Cap Growth ETF	7,805,505
322,577	Schwab U.S. Large-Cap Value ETF	9,390,216
26,278	WisdomTree U.S. Value Fund	2,391,561
		30,604,927
	FIXED INCOME - 48.8%
138,159	Invesco Total Return Bond ETF	6,563,934
114,342	PIMCO Active Bond ETF	10,673,826
147,225	SPDR Doubleline Total Return Tactical ETF	5,972,918
85,586	Vanguard Intermediate-Term Bond ETF	6,683,411
		29,894,089

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,449,380)	60,499,016

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
793,413	First American Government Obligations Fund, Class X, 4.04% (Cost $793,413)(a)	793,413

	TOTAL INVESTMENTS - 100.1% (Cost $53,242,793)	$ 61,292,429
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(40,726)
	NET ASSETS - 100.0%	$ 61,251,703

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30, 2025.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.2%
	EQUITY - 69.8%
111,316	Avantis U.S. Small Cap Value ETF	$ 11,079,281
123,391	Invesco S&P SmallCap Momentum ETF	9,077,876
48,639	iShares Russell Mid-Cap Growth ETF	6,926,680
271,134	JPMorgan Hedged Equity Laddered Overlay ETF	17,623,710
1,019,893	Schwab U.S. Large-Cap Growth ETF	32,544,786
1,293,111	Schwab U.S. Large-Cap Value ETF	37,642,462
99,009	WisdomTree U.S. Value Fund	9,010,809
		123,905,604
	FIXED INCOME - 29.4%
256,868	Invesco Total Return Bond ETF	12,203,799
187,325	PIMCO Active Bond ETF	17,486,789
258,334	SPDR Doubleline Total Return Tactical ETF	10,480,610
155,102	Vanguard Intermediate-Term Bond ETF	12,111,915
		52,283,113

	TOTAL EXCHANGE-TRADED FUNDS (Cost $138,235,453)	176,188,717

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
1,582,296	First American Government Obligations Fund, Class X, 4.04% (Cost $1,582,296)(a)	1,582,296

	TOTAL INVESTMENTS - 100.1% (Cost $139,817,749)	$ 177,771,013
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(108,682)
	NET ASSETS - 100.0%	$ 177,662,331

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30, 2025.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 86.3%
92,416	Avantis U.S. Small Cap Value ETF	$ 9,198,164
89,365	Invesco S&P SmallCap Momentum ETF	6,574,583
53,821	iShares Russell Mid-Cap Growth ETF	7,664,649
200,804	JPMorgan Hedged Equity Laddered Overlay ETF	13,052,260
957,599	Schwab U.S. Large-Cap Growth ETF	30,556,984
1,173,455	Schwab U.S. Large-Cap Value ETF	34,159,276
128,842	WisdomTree U.S. Value Fund	11,725,910
		112,931,826
	FIXED INCOME - 12.6%
134,002	Invesco Total Return Bond ETF	6,366,434
54,693	PIMCO Active Bond ETF	5,105,592
65,174	Vanguard Intermediate-Term Bond ETF	5,089,438
		16,561,464

	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,914,245)	129,493,290

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,635,689	First American Government Obligations Fund, Class X, 4.04% (Cost $1,635,689)(a)	1,635,689

	TOTAL INVESTMENTS - 100.1% (Cost $97,549,934)	$ 131,128,979
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(86,572)
	NET ASSETS - 100.0%	$ 131,042,407

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of September 30, 2025.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	EQUITY - 94.0%
51,429	Avantis U.S. Small Cap Value ETF	$ 5,118,728
60,171	Invesco S&P SmallCap Momentum ETF	4,426,780
40,422	iShares Russell Mid-Cap Growth ETF	5,756,497
78,488	JPMorgan Hedged Equity Laddered Overlay ETF	5,101,720
483,796	Schwab U.S. Large-Cap Growth ETF	15,437,930
592,848	Schwab U.S. Large-Cap Value ETF	17,257,806
77,156	WisdomTree U.S. Value Fund	7,021,968
		60,121,429
	FIXED INCOME - 4.0%
26,412	Invesco Total Return Bond ETF	1,254,834
16,336	Vanguard Intermediate-Term Bond ETF	1,275,678
		2,530,512

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,305,340)	62,651,941

	SHORT-TERM INVESTMENT — 5.0%
	MONEY MARKET FUND - 5.0%
3,170,891	First American Government Obligations Fund, Class X, 4.04% (Cost $3,170,891)(a)	3,170,891

	TOTAL INVESTMENTS - 103.0% (Cost $49,476,231)	$ 65,822,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(1,892,970)
	NET ASSETS - 100.0%	$ 63,929,862

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of September 30, 2025.